TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated March 29, 2005 to Prospectus dated March 1, 2005

TA IDEX Transamerica Money Market

The following supplements, amends and replaces the section entitled “Fees and Expenses” on page 135 of the prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Class of Shares
	A	B	C

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None

Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%(a)	1.00%(b)

Redemption fee on shares held 5 trading days or less (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)(c)
	Class of Shares
	A	B	C

Management fees	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.44%	0.41%	0.56%

Total annual fund operating expenses	1.19%	1.81%	1.96%
Expense reduction(d)	(0.36)%	(0.33)%	(0.48)%

Net operating expenses	0.83%	1.48%	1.48%

(a) Purchases of Class B shares are subject to a declining contingent deferred sales charge (CDSC) if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).

(b) Purchases of Class C shares are subject to a 1% contingent deferred sales charge if redeemed during the first 12 months of purchase.

(c) Projected annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, adjusted to no longer reflect voluntary 12b-1 fee waivers that occurred in fiscal year ended October 31, 2004 that are not expected to occur in the fiscal year ending October 31, 2005.

(d) Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006 to waive fees and/or reimburse fund expenses to the extent such expenses exceed 0.48%, excluding 12b-l fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if for any month the estimated annualized fund operating expenses are less than 0.48%.

A $25 annual fee is imposed on accounts open for over 2 years that are below a minimum balance. See the section entitled "Shareholder Information – Minimum Account Balance" of this prospectus.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same.

This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

Share Class	1 year	3 years	5 years	10 years

A	$ 85	$342	$620	$1,411
B(+)	$651	$837	$1,049	$1,936
C	$251	$569	$1,013	$2,247

IF THE SHARES ARE NOT REDEEMED:

Share Class	1 year	3 years	5 years	10 years

A	$ 85	$342	$620	$1,411
B(+)	$151	$537	$949	$1,936
C	$151	$569	$1,013	$2,247

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The following supplements, amends and replaces the disclosure on page 136 of the prospectus.

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund’s performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2004 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund’s restated financial statements, is included in the restated 2004 Annual Report, which is available to you upon request.

	Class A			Class B			Class C*
	Year or Period Ended			Year or Period Ended			Year or Period Ended
	October 31	October 31 [a,b]		October 31	October 31 [a,b]		October 31	October 31
	2004	2003	2002	2004	2003	2002	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income (Loss)	0.004	0.004	0.008	0.001	0.001	-	0.001	0.002
Net Realized and Unrealized Gain (Loss)	-	-	-	-	-	-	-	-
Total Operations	0.004	0.004	0.008	0.001	0.001	-	0.001	0.002

Distributions:
From Net Investment Income	(0.004)	(0.004)	(0.008)	(0.001)	(0.001)	-	(0.001)	(0.002)
From Net Realized Gains	-	-	-	-	-	-	-	-
Total Distributions	(0.004)	(0.004)	(0.008)	(0.001)	(0.001)	-	(0.001)	(0.002)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.42%	0.39%	0.56%	0.14%	0.12%	0.28%	0.14%	0.12%
Net Assets, End of Period (000’s)	$185,311	$109,794	$131,949	$40,203	$54,324	$81,683	$22,277	$3,542
Ratio/Supplemental Data:
Ratio of Expenses to Average Net Assets[d]
Net[e]	0.83%	0.83%	0.83%	1.10%	1.16%	1.48%	0.98%	1.04%
Total[f]	1.19%	1.22%	1.36%	1.81%(g)	1.87%(g)	2.01%	1.96%(g)	1.87%(g)
Net Investment Income (Loss) to Average Net Assets[d]	0.45%	0.42%	0.93%	0.13%	0.08%	0.28%	0.43%	0.21%

* Prior to March 1, 2004, Class C shares were known as Class L shares. Effective June 15, 2004, Class C2 shares merged into Class C shares; effective September 24, 2004, Class M shares merged into Class C shares.

a Per share information is calculated based on average number of shares outstanding.

b TA IDEX Transamerica Money Market commenced operations on March 1, 2002. The inception date for Class C shares was November 11, 2002.

c Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

d Annualized.

e Ratio of Net Expenses to Average Net Assets is net of the fee waivers and reimbursements by the investment adviser and the distributor, if any.

f Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

g The fund has restated its financial statements in order to properly present the fund’s gross distribution and service fees and offsetting waivers. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.38% and 0.32% for Class B, and 0.23% and 0.44% for Class C, for years ended October 31, 2004 and October 31, 2003, respectively. The fund’s ratios of net expenses to average net assets and net investment income ratio were not affected by this restatement.

Investors should retain this Supplement for future reference.

Transamerica IDEX Mutual Funds

Supplement dated March 29, 2005, to Statement of Additional Information dated March 1, 2005

The following supplements, amends and replaces the section entitled “FINANCIAL STATEMENTS” found on Page 80 of the statement of additional information.

FINANCIAL STATEMENTS

Audited financial statements for the funds for the fiscal year ended October 31, 2004 are incorporated by reference from the Transamerica IDEX Annual Report dated October 31, 2004. Additionally, the restated audited financial statements for TA IDEX Transamerica Money Market for the fiscal year ended October 31, 2004 are incorporated herein by reference.

Investors should retain this Supplement for future reference.

Transamerica IDEX Mutual Funds

Supplement dated March 29, 2005, to Statement of Additional Information dated March 1, 2005

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

The following supplements, amends and replaces the expense cap disclosure for TA IDEX Van Kampen Small Company Growth on page 23 of the statement of additional information.

Fund	Expense Cap
TA IDEX Van Kampen Small Company Growth	1.15%

Investors should retain this Supplement for future reference.